Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 385,697
2026	63,268	$ 383,236
Less: Imputed interest/present value discount	(18,199)	(26,374)
Present value of lease liabilities	$ 430,765	$ 517,356	$ 1,011,134